Registration No. 333-109620

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 17

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 118

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code (413) 788-8411

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on September 18, 2012 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	on pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

Parts A and B

In Parts A and B respectively, the Prospectus and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement No. 333-109620 filed in April 2012.

A Supplement dated September 18, 2012 to the May 1, 2012 prospectus is included in Part A of this Post-Effective Amendment.

Supplement dated September 18, 2012

to the variable annuity prospectuses for

MassMutual Evolution and MassMutual Transitions Select

dated May 1, 2012

This supplement revises the prospectus to reflect changes effective in late October:

1)	the Oppenheimer High Income Fund/VA will be reorganized with and into the Oppenheimer Global Strategic Income Fund/VA; and
2)	the Ivy Funds VIP Asset Strategy will be added as a new investment choice (subject to state availability).

1) Fund Reorganization

Effective October 26, 2012, after the close of the New York Stock Exchange (NYSE), we will transfer contract value allocated to the Oppenheimer High Income Fund/VA into the Oppenheimer Global Strategic Income Fund/VA of the same share class. If you submit transaction requests (in good order) involving the Oppenheimer High Income Fund/VA before the NYSE closes on October 26, 2012, we will process those requests prior to the transfer.

Once the transfer occurs, the Oppenheimer High Income Fund/VA will no longer be available as an investment choice. Additionally, once the transfer occurs, we will consider any reference to the Oppenheimer High Income Fund/VA in a written transaction request received in good order to be a reference to the Oppenheimer Global Strategic Income Fund/VA.

Impact on Withdrawal Program Instructions and Annuity Payments. After October 26, 2012, if your current withdrawal program and/or annuity payment instructions direct us to utilize the Oppenheimer High Income Fund/VA, we will replace the fund with the Oppenheimer Global Strategic Income Fund/VA.

Transfer Charges and Limits. If, due to the reorganization, we transfer any of your contract value into the Oppenheimer Global Strategic Income Fund/VA, such transfer will not count towards the number of transfers allowed per contract year; will not count towards transfer limits imposed by our market timing policies; and will not be subject to a transfer charge.

2) Fund Addition

Subject to state availability, effective October 29, 2012, the Ivy Funds VIP Asset Strategy will be available as an investment choice through your variable annuity contract. This supplement revises the following prospectus sections to reflect the fund addition:

a)	On the first page of the prospectus the new fund is added to the fund listing.

PS12_01	page 1 of 2

b)	In the “Table of Fees and Expenses” in the “Investment Management Fees and Other Expenses” tables, the expenses for Ivy Funds VIP Asset Strategy are added:

Annual Fund Operating Expenses. The following table provides information about the total fund operating expenses of the fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2011 (before any waivers or reimbursements). The fund expenses used to prepare the table were provided to us by the fund. We have not independently verified such information. Current or future expenses may be greater or less than those shown.

Fund Name	Management Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
Ivy Funds VIP Asset Strategy	0.69%	0.06%	0.25%	0%	1.00%

For additional information about this and other funds available through the contract, see the fund prospectuses. While you own the contract we will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.

c)	In the “Funds” appendices for both the 2008 and Pre-2008 contract versions, the following information is added:

	Investment Fund’s Adviser and Sub-Adviser	Asset Class
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Adviser: Waddell & Reed Investment Management Company Sub-Adviser: N/A	Specialty

If you have questions about this supplement contact your registered representative or call our Service Center at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time to speak to a representative.

PS12_01	page 2 of 2

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2011

Statements of Operations and Changes in Net Assets for the years ended December 31, 2011 and 2010

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2011 and 2010

Statutory Statements of Income (loss) for the years ended December 31, 2011, 2010 and 2009

Statutory Statements of Changes in Surplus for the years ended December 31, 2011, 2010 and 2009

Statutory Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009

Notes to Statutory Financial Statements

(b) Exhibits

Exhibit 1	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, incorporated by reference to Initial Registration Statement No. 333-45039, filed on January 28, 1998.

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.
(ii) Underwriting and Servicing Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.
(iii) Insurance Products Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-109620, filed on August 19, 2008.
(iv) Amendment for Insurance Product Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-81015, filed in April 2009.

Exhibit 4	Form of Individual Annuity Contract, incorporated by reference to Initial Registration Statement No. 333-109620, filed on October 10, 2003.
Form of Contract Schedule, incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement No. 333-109620, filed in October 2007.
Form of Guaranteed Minimum Income Benefit Rider, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-109620, filed on June 1, 2007.
Form of Guaranteed Minimum Withdrawal Benefit Rider, incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement No. 333-109620, filed in October 2007.
9/8/2008 Revisions (2008 Version): Form of Individual Annuity Contract; Form of Contract Schedule; Form of Guaranteed Minimum Income Benefit Rider; Exchange Endorsement; Unisex Annuity Rates Rider, incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-109620, filed on August 19, 2008.
Guaranteed Minimum Income Benefit Rider Endorsements.*

Exhibit 5	Form of Individual Annuity Application, incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-109620, filed on August 19, 2008.

Exhibit 6	(i) Copy of Articles of Incorporation of the Company, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-50410, filed on November 24, 2008.
(ii) Copy of the Bylaws of the Company, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

Exhibit 7	Not Applicable.

Exhibit 8	(a) Fund Participation Agreements

AIM Variable Insurance Funds, Inc. Participation Agreement dated as of April 30, 2004 with revised Schedule A as of July 6, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

AIM Variable Insurance Funds, Inc. Amendment No. 1 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

AIM Variable Insurance Funds, Inc. Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

AIM Variable Insurance Funds, Inc. Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

Fidelity Variable Insurance Products Fund II Participation Agreement dated May 1, 1998, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

Fidelity Variable Insurance Products Fund II Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Fidelity Variable Insurance Products Fund II Amendment effective April 15, 2001 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Fidelity Variable Insurance Products Fund II Amendment effective June 30, 2008 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

Fidelity Summary Prospectus Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

ING Variable Products Trust Participation Agreement, incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement No. 033-73140, filed on April 27, 2007.

ING Variable Products Trust Amendment dated as of May 28, 2007 to Participation Agreement, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

ING Variable Products Trust Amendment dated as of April 3, 2008 to Participation Agreement, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

ING Variable Products Trust Amendment dated September 6, 2008 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

ING Amendment effective May 27, 2010 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

MML Series Investment Fund Participation Agreement dated November 17, 2005, incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement No. 002-39334, filed on August 22, 2007.

MML Series Investment Fund First Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

MML Series Investment Fund Second Amendment to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

MML Series Investment Fund Third Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement No. 002-39334, filed on March 2, 2011.

MML Series Investment Fund Fourth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement No. 002-39334, filed on March 2, 2011.

MML Series Investment Fund II Participation Agreement dated November 17, 2005, incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-122804, filed on April 30, 2008.

MML Series Investment Fund II First Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

MML Series Investment Fund II Second Amendment to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

MML Series Investment Fund II Third Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-122804, filed on March 2, 2011.

MML Series Investment Fund II Fourth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-122804, filed on March 2, 2011.

MML Series Investment Fund II Fifth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

Oppenheimer Variable Account Funds Participation Agreement dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Oppenheimer Variable Account Funds Amendment No. 1 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on April 28, 2009.

Oppenheimer Variable Account Funds Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-150916, filed on April 27, 2010.

Oppenheimer Variable Account Funds Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

Panorama Series Fund, Inc. Participation Agreement dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Panorama Series Fund, Inc. Amendment No. 1 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on April 28, 2009.

Panorama Series Fund, Inc. Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-150916, filed on April 27, 2010.

Panorama Series Fund, Inc. Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

PIMCO Participation Agreement dated as of April 21, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

PIMCO Amendment No. 1 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

PIMCO Variable Insurance Trust Termination, New Agreements and Amendments (11/10/2010), incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

PIMCO Amendment effective as of May 1, 2011 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

(b) Rule 22c-2 Agreements, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-80991, filed in April 2007.

AIM Variable Insurance Funds
Fidelity Variable Insurance Products Fund
ING Variable Products Trust
MML Series Investment Fund
MML Series Investment Fund II
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
PIMCO Variable Insurance Trust

Exhibit 9	Opinion and Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-109620, filed in April 2010.

Exhibit 10	(i) Consent of Independent Registered Public Accounting Firm, KPMG LLP.*

(ii) Powers of Attorney

      Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in

      April 2012 for:

      Cristóbal I. Conde

      Gregory Deavens

      H. Todd Stitzer

      Thomas C. Barry

      Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-81015, filed in

      April 2010 for:

      Roger W. Crandall

      Michael T. Rollings

      Kathleen A. Corbet

      James H. DeGraffenreidt, Jr.

      Patricia Diaz Dennis

      Robert A. Essner

      Robert M. Furek

      Raymond W. LeBoeuf

      Cathy E. Minehan

      Marc F. Racicot

      William T. Spitz

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 14	None.

*	Filed herewith.

Item 25. Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Robert M. Furek, Director 1370 Cutler Court Marco Island, FL 34145

Cristóbal I. Conde, Director 255 E. 74th St., Apt. PH2 New York, NY 10021	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34102-7716

Kathleen A. Corbet, Director 49 Cross Ridge Road New Canaan, CT 06840	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116

Roger W. Crandall, Director, Chairman 1295 State Street B101 Springfield, MA 01111	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	William T. Spitz, Director 16 Wynstone Nashville, TN 37215

Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212	H. Todd Stitzer, Director 1312 Casey Key Road Nokomis, FL 34275
Robert A. Essner, Director 1301 Westway Drive Sarasota, FL 34236 Officers of Massachusetts Mutual Life Insurance Company

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Gregory Deavens, Senior Vice President and Controller 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer)

1295 State Street B101

Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel

1295 State Street

Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer

1295 State Street

Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President

1295 State Street

Springfield, MA 01111

Michael Fanning, Executive Vice President

1295 State Street

Springfield, MA 01111

Melvin Corbett, Executive Vice President and Chief Investment Officer

1295 State Street

Springfield, MA 01111

Christine Peaslee, Vice President, Corporate Secretary & Counsel

1295 State Street

Springfield, MA 01111

Debra Palermino, Executive Vice President

1295 State Street

Springfield, MA 01111

Robert Casale, Executive Vice President & Chief Information Officer

1295 State Street

Springfield, MA 01111

Elizabeth Chicares, Executive Vice President & Chief Enterprise Risk Officer

1295 State Street

Springfield, MA 01111

Susan Cicco, Vice President & Chief of Staff 1295 State Street Springfield, MA 01111

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

4.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

5.	CML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts corporation which operates as a securities broker-dealer and federally covered investment advisor.

a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts corporation which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, (June 27, 2001) a Delaware limited liability company which operates as a broker-dealer. (MML Investors Services, LLC – 51% and Series Members – 49%)

c.	MML Plan Solutions, LLC (June 15, 2011), a Delaware limited liability company.

2.	HYP Management LLC (July 24, 1996), a Delaware limited liability company which operates as the “LLC Manager” of MassMutual High Yield Partners II LLC, a high yield bond fund.

3.	MML Realty Management Corporation (October 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

4.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

a.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company. (Owned 99.99% by MassMutual International LLC and .01% by MassMutual Holding LLC).

1.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%).

2.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Keng Puang Tay (in trust for MassMutual Asia Ltd.)).

3.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company. (Owned 99.98% by MassMutual Asia Limited, .01% by Ling Sau Lei and .01% by Jones Leung.)

4.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

5.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited - 50%.)

6.)	MassMutual Asia Investors Ltd., a Hong Kong company that provides investment advisory services. (wholly owned subsidiary of MassMutual Asia Limited)

b.	MassMutual Internacional (Chile) SpA, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 99.93%; MassMutual Holding LLC - .07%; MassMutual Holding LLC)

1.)	MassMutual (Chile) Limitada (September 13, 2006), a limited liability company organized in the Republic of Chile. (MassMutual Internacional (Chile) SpA - 99.99 % and MassMutual International LLC .01%).

a.)	Compañia de Seguros CorpVida S.A., corporation organized in the Republic of Chile which operates as an insurance company. (MassMutual (Chile) Limitada – 33.49%)

c.	MassMutual Europe S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company.

d.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 90.52%; MassMutual Asia Limited – 9.46%; and MassMutual Life Insurance Company - .02%).

1.)	Kamakura (GP) Ltd, a Cayman Islands general partnership (MassMutual Life Insurance Company holds 100% of the investment interests).

5.	MassMutual Assignment Company (October 4, 2000), a North Carolina corporation which operated a structured settlement business.

6.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

7.	First Mercantile Trust Company (November 26, 1957), a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals.

8.	MassMutual International Holding MSC, Inc., a Massachusetts corporation.

9.	MM Asset Management Holding LLC, A Delaware limited liability company that acts as a holding company for certain asset managers.

a.	Babson Capital Management LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

1.)	Babson Capital Securities LLC (July 1, 1994), a Delaware limited liability company which operates as a securities broker-dealer.

2.)	Babson Capital Japan KK, formerly known as MassMutual Investment Management Company (May 28, 2004), a Japanese registered investment adviser.

3.)	Babson Capital Asia Limited (May 7, 2009), a Hong Kong company whose sole employee conducts market research for investment opportunities for Babson Capital Management LLC and Massachusetts Mutual Life Insurance Company.

4.)	Babson Capital Australia Holding Company Pty Ltd. (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

a.)	Babson Capital Australia Pty Ltd. (October 16, 2009), an asset manager for Australian institutional investors.

5.)	Babson Capital Guernsey Limited, an investment management company organized under the laws of Guernsey.

a.)	Babson Capital Europe Limited, an institutional debt-fund manager organized under the laws of England and Wales.

i.	Almack Holding Partnership GP Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as a general partner of each of Almack Leveraged 1 LP, Almack Unleveraged 1 LP, Almack Leveraged 2 LP and Almack Unleveraged 2 LP.

ii.	Almack Mezzanine Fund Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.

iii.	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, serves as general partner of Almack Mezzanine II Leveraged LP, Almack Mezzanine II Unleveraged LP and Almack Mezzanine Founder II LP.

iv.	Almack Mezzanine GP III Limited, an English company that serves as general partner of Almack Mezzanine Investors III LP, Almack Mezzanine III LP and Almack Mezzanine Carry III LP, all the stock of which is ownerd by Babson Capital Europe Limited.

v.	Babson Capital Global Advisors Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.

6.)	Cornerstone Real Estate Advisers LLC (January 20, 1994), a Delaware limited liability company which operates as an investment adviser.

a.)	Cornerstone Real Estate Advisers Europe Securities B.V. (October 31, 2008), a Dutch company that is a wholly-owned subsidiary of Cornerstone Real Estate Advisers LLC that is applying to become a licensed Dutch investment firm regulated by the Dutch Authority for Financial Markets.

b.)	Cornerstone Real Estate Advisers Inc. (formerly, Babson Capital Management, Inc.), a Delaware corporation that holds a “corporation” real estate license.

c.)	Cornerstone Managing Directors Europe LLC, a Delaware limited liability company that is a non-member manger of Cornerstone Real Estate Advisers Europe Securities B.V.

d.)	Cornerstone Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

i.	Cornerstone Real Estate UK (No. 2) Limited (formerly, Peder Smedvig Protego Limited), a special purpose holding company.

ii.	Cornerstone Real Estate Advisers Europe Finance LLP (formerly, Protego Real Estate Investors Finance LLP), a London-based real estate investment management company. . (74.751% owned by Cornerstone Real Estate UK Holdings Limited and 25.285% owned by Cornerstone Real Estate UK (No.2) Limited.)

iii.	Cornerstone Real Estate Advisers Europe LLP (formerly, Protego Real Estate Investors LLP), a London-based real estate investment management company. (74.751% owned by Cornerstone Real Estate UK Holdings Limited and 25.285% owned by Cornerstone Real Estate UK (No.2) Limited.)

7.)	Wood Creek Capital Management LLC, a Delaware limited liability company that acts as an investment adviser.

a.)	Wood Creek Index Company, LLC, a Delaware limited liability company that compiles, analyzes and periodically publishes returns data for selected investments.

b.)	Whitney Street Finance, LLC, a Delaware limited liability company that invests in a fund of a Wood Creek Capital Management LLC affiliate.

8.)	Babson Capital Cornerstone Asia Limited (January 23, 2008) a Hong Kong company that is applying to become a Hong Kong licensed investment firm regulated by the Securities and Futures Commission.

9.)	The following are investment-related and/or special purpose entities of Babson Capital Management LLC

1.	Babson Capital Core Fixed Income Management LLC, a Delaware limited liability corporation

2.	Babson Capital Cornerstone Managing Director Asia LLC, a Delaware limited liability corporation

3.	Babson Capital Floating Rate Income Fund Management LLC, a Delaware limited liability corporation

4.	Babson Capital Total Return Management LLC, a Delaware limited liability corporation

5.	Babson Capital Loan Partners I GP, LLC, a Delaware limited liability corporation

6.	Benton Street Advisors, Inc., a Cayman Island corporation

7.	Blue-Chip Multi-Strategy Management LLC, a Delaware limited liability corporation

8.	Credit Strategies Management LLC, a Delaware limited liability corporation

9.	Loan Strategies Management LLC, a Delaware limited liability corporation

10.	Mezzco Australia LLC, a Delaware limited liability corporation

11.	Mezzco LLC, a Delaware limited liability corporation

12.	Mezzco II LLC, a Delaware limited liability corporation

13.	Mezzco III LLC, a Delaware limited liability corporation

14.	Somerset Special Opportunities Management LLC, a Delaware limited liability corporation

15.	Winterset Management LLC, a Delaware limited liability corporation

b.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies. (MM Asset Management Holding LLC – 96.572%).

1.)	OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds. (OppenheimerFunds Services, a division of OppenheimerFunds, Inc., operates as a transfer agent for the Oppenheimer funds.)

a.)	OFI Global Asset Management, Inc. (May 8, 1987), a Delaware corporation which will operate as a registered investment adviser and transfer agent.

b.)	OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York corporation which operates as a broker-dealer and general distributor of the Oppenheimer funds.

c.)	Oppenheimer Real Asset Management, Inc. (December 22, 1988), a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

d.)	Shareholder Financial Services, Inc. (November 1, 1989), a Colorado corporation which operates as a transfer agent.

e.)	Shareholder Services, Inc. (September 16, 1987), a Colorado corporation that provides transfer agent services and currently has no clients.

f.)	OFI Private Investments Inc. (March 20, 2000) is a New York based registered investment adviser which manages separate accounts for investors and also acts as the Program Manager and Investment Manager for several states’ 529 college savings and prepaid tuition plans.

g.)	OppenheimerFunds International, Ltd. (July 9, 1997) is a Dublin-based limited liability company that currently has no operations.

h.)	OFI Institutional Asset Management. Inc. (Nov. 20, 2000) is a New York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

i.)	Trinity Investment Management Corporation (November 1, 1974), a Pennsylvania corporation that currently has no operations.

j.)	OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

k.)	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which operates as an investment adviser.

2.)	Tremont Group Holdings, Inc. (previously, Tremont Capital Management, Inc.) (June 18, 1987), a New York-based investment services provider which specializes in hedge funds.

a.)	Tremont (Bermuda), Limited, a Bermuda-based investment adviser.

b.)	Tremont Partners, Inc. (1984) a Connecticut corporation.

c.)	Tremont Capital Management (Ireland) Limited, the manager of an Irish umbrella trust that manages a series of non-US strategy based funds.

d.)	Tremont GP, Inc., a Delaware corporation.

i.	Settlement Agent LLC, a Delaware limited liability company that acts as an agent.

c.	MassMutual Baring Holding, LLC (October 14, 2005), a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries.

1.)	MassMutual Holdings (Bermuda) Limited, a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.

a.)	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

i.	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

ii.	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

iii.	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

iv.	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

v.	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

aa.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

i.	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

ii.	Baring France SAS (July 24,1997), a company incorporated under the laws of France that handles distribution and client serives for qualified investors.

iii.	Baring Asset Management (CI) Limited (July 18, 1990), an investment management company organized under the laws of the Isle of Guernsey.

iv.	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

v.	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

vi.	Baring Korea Limited (January 6, 2011), a company incorporated under the laws of Korea that provides supporting services to the Korean distributors in relation to offshore fund distribution business.

vii.	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

aaa.)	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

bbb.)	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda under that acts as a trustee of Baring Korea turst Fund Ltd.’s undistributed funds.

ccc.)	Baring Asset Management (Japan) Limited (January 13, 1986), a company organized in Japan that acts as an investment adviser.

ddd.)	Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser under the laws of Australia.

2.)	Baring Asset Management LLC (September 28, 1967), a Massachusetts corporation that acts as an investment adviser.

D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide. (owned 99.61% by MMC Equipment Finance LLC and .39% by C.M. Life Insurance Company)

a.	Winmark Limited Funding LLC (June 3, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, and then issues non-recourse promissory notes which are secured by such assets (excluding residual interests).

b.	MMAF Equipment Finance LLC 2009-A (November 13, 2009), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

c.	MMAF Equipment Finance LLC 2011-A (June 21, 2011), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

J.	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.

K.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

L.	MML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

M.	PL-Apts, LLC (December 18, 2008), a Delaware limited liability company formed for the purpose of owning an apartment complex in Nashville, Tennessee.

N.	CV-APTS, LLC (March 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

O.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life holds an 18.61% interest.

P.	CB APTS, LLC (April 16, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

Q.	MP-APTS, LLC (April 1, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

R.	MW-APTS, LLC (April 14, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

S.	WW-APTS, LLC (July 9, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

T.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

U.	Country Club Office Plaza LLC (December 4, 2009), a Delaware limited liability company formed to take title to a property. (MassMutual is the managing member with an 88.06% ownership interest and C.M. Life Insurance Company holds an 11.94% ownership interest.)

V.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

W.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.

X.	580 Walnut Cincinnati LLC (December 22, 2010), a Delaware limited liability company formed for a Deed in Lieu of Foreclosure transaction relating to a loan. (MassMutual holds 50% ownership interest.)

Y.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company lending secured and unsecured loans to middle market and growing companies. (MassMutual Holding LLC holds 45% ownership interest; Babson Capital Management LLC holds 5% ownership interest; and Jefferies Group, Inc. holds 50% ownership interest.)

Z.	MSC Holding Company, LLC (January 18, 2012), a Delaware limited liability company that acts as a holding company for certain MassMutual entities.

1.	MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

a.)	MassMutual Corporate Value Limited (August 24, 1994), a Cayman Islands corporation which holds a 88.4% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc. - 46%)

1.)	MassMutual Corporate Value Partners Ltd. (August 24, 1994), owned 88.4% by MassMutual Corporate Value Limited.

b.)	1279342 Ontario Limited (January 29, 1998), a Canadian corporation which previously operated as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

The following companies are not considered subsidiary companies of Massachusetts Mutual Life Insurance Company (“MassMutual”) however MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below.

BABSON MEZZANINE REALTY MANAGEMENT II LLC - Incorporated on November 21, 2007, a Delaware limited liability company that is the general partner of Babson Mezzanine Realty Investors II LP. Cornerstone Real Estate Advisers LLC holds 100% of the ownership interest in this company.

BABSON MEZZANINE REALTY MANAGEMENT LLC - Incorporated on March 21, 2006, a Delaware limited liability company that is the general partner of Babson Mezzanine Realty Investors LP. Cornerstone Real Estate Advisers LLC holds 100% of the ownership interest in this company.

BERKSHIRE WAY LLC - Formed on June 14, 2012, a Delaware limited liability company that invests in certain securities on behalf of MassMutual. MassMutual holds 100% of the membership interest in this company.

BOSTON MASS II, LLC - Incorporated on October 28, 2002, a Delaware limited liability company that acts as a holding company. Cornerstone Real Estate Advisers LLC holds 50% of the ownership interest in this company.

CCM FUND I GP LLC - A Delaware limited liability company formed on January 13, 2010 that is the general partner of Cornerstone Core Mortgage Fund I LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

CCM VENTURE I GP LLC - A Delaware limited liability company formed on January 14, 2010 that is the general partner of Cornerstone Core Mortgage Venture I LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

CEMF I GP LLC - A Delaware limited liability company formed on September 21, 2010 which is the general partner of Cornerstone Enhanced Mortgage Fund I LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CM SUNSTONE 2010 LLC - A Delaware limited liability company formed on March 4, 2010 to hold membership interests in JV Hotel Holdings 2010 LLC, which entity will directly and indirectly own several hotels acquired by deed in lieu from Sunstone Hotel Investors. C.M Life Insurance Company owns 100% of this company.

CORNERSTONE APARTMENT VENTURE III LLC - A Delaware limited liability company formed on October 25, 2006 that acts as an investment vehicle for institutional investors to acquire interest in a portfolio. Cornerstone Real Estate Advisers LLC acts as the managing member of the company.

CORNERSTONE HOTEL FUND GP LLC - A Delaware limited liability company formed on October 15, 2007 which is the general partner of Cornerstone Hotel Income and Equity Fund II LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CREF VIII GP LLC - A Delaware limited liability company formed on July 30, 2008 which is the general partner of Cornerstone Real Estate Fund VIII LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

HANOVER/BABSON EQUITY INVESTORS MANAGER, LLC - Incorporated on September 22, 2004, a Delaware limited liability company that is the managing member of Hanover Babson Equity Investors LLC. Cornerstone Real Estate Advisers LLC holds 50% of the ownership interest in this company.

HANOVER PREFERRED FACILITY MANAGER LLC - Incorporated on December 2, 2007, a Delaware limited liability company that is the general partner of Hanover Preferred Facility LLC. Cornerstone Real Estate Advisers LLC holds 50% of the ownership interest in this company.

INVICTA CAPITAL LLC - Incorporated on April 12, 2006, a Delaware limited liability company that guarantees the obligations of Invicta Credit LLC. Invicta Holdings LLC holds 100% of the ownership interest in this company.

INVICTA CREDIT LLC - Incorporated on April 12, 2006, a Delaware limited liability company that operates as a credit derivative product company selling credit protection using credit default swaps. Invicta Capital LLC holds 100% of the ownership interest in this company.

INVICTA HOLDINGS LLC - Incorporated on April 12, 2006, a Delaware limited liability company that acts as a holding company. MassMutual holds 45% of the ownership interest in this company.

MM SUNSTONE 2010 LLC - A Delaware limited liability company formed on March 4, 2010 to hold membership interests in JV Hotel Holdings 2010 LLC, which entity will directly and indirectly own several hotels acquired by deed in lieu from Sunstone Hotel Investors. Massachusetts Mutual Life Insurance Company owns 100% of this company.

NOVATION CO. INC. - Maryland – Real estate investment company. Interest is 21.05%.

OX BODIES, INC. - Alabama - Manufacturer of truck bodies and mining machinery. Interest is 26%.

TERRA RENEWAL LLC - Iowa - Finance holding company. Interest is 26.3%.

VITEX PACKAGING GROUP, INC. - Virginia - Supplier of flexible packaging products. Interest is 21.0%.

II. REGISTERED INVESTMENT COMPANY AFFILIATES

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.

•	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

•	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.

•	MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.

•

MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

•	The Greater China Fund, Inc. and The Asia Pacific Fund, Inc.: closed-end registered investment companies to which Baring Asset Management (Asia) Limited is the investment adviser.

•	Oppenheimer AMT-Free Municipals

•	Oppenheimer AMT-Free New York Municipals

•	Oppenheimer California Municipal Fund

•	Oppenheimer Capital Appreciation Fund

•	Oppenheimer Capital Income Fund

•	Oppenheimer Cash Reserves

•	Oppenheimer Champion Income Fund

•	Oppenheimer Commodity Strategy Total Return Fund

•	Oppenheimer Corporate Bond Fund

•	Oppenheimer Currency Opportunities Fund

•	Oppenheimer Developing Markets Fund

•	Oppenheimer Discovery Fund

•	Oppenheimer Emerging Markets Debt Fund

•	Oppenheimer Equity Fund, Inc.

•	Oppenheimer Equity Income Fund, Inc.

•	Oppenheimer Global Fund

•	Oppenheimer Global Multi Strategies Fund

•	Oppenheimer Global Opportunities Fund

•	Oppenheimer Global Strategic Income Fund

•	Oppenheimer Global Value Fund

•	Oppenheimer Gold & Special Minerals Fund

•	Oppenheimer High Yield Opportunities Fund

•	Oppenheimer Institutional Money Market Fund

•	Oppenheimer Institutional Treasury Money Market Fund

•	Oppenheimer Integrity Funds

•	Oppenheimer Core Bond Fund

•	Oppenheimer International Bond Fund

•	Oppenheimer International Diversified Fund

•	Oppenheimer International Growth Fund

•	Oppenheimer International Small Company Fund

•	Oppenheimer Life Cycle Funds

•	Oppenheimer Transition 2010 Fund

•	Oppenheimer Transition 2015 Fund

•	Oppenheimer Transition 2020 Fund

•	Oppenheimer Transition 2025 Fund

•	Oppenheimer Transition 2030 Fund

•	Oppenheimer Transition 2040 Fund

•	Oppenheimer Transition 2050 Fund

•	Oppenheimer Limited Term California Municipal Fund

•	Oppenheimer Limited-Term Government Fund

•	Oppenheimer Main Street Funds, Inc.®

•	Oppenheimer Main Street Fund®

•	Oppenheimer Main Street Select Fund®

•	Oppenheimer Main Street Small- & Mid-Cap Fund®

•	Oppenheimer Master Event-Linked Bond Fund, LLC

•	Oppenheimer Master Inflation Protected Securities Fund, LLC

•	Oppenheimer Master International Value Fund, LLC

•	Oppenheimer Master Loan Fund, LLC

•	Oppenheimer Money Market Fund, Inc.

•	Oppenheimer Multi-State Municipal Trust

•	Oppenheimer New Jersey Municipal Fund

•	Oppenheimer Pennsylvania Municipal Fund

•	Oppenheimer Rochester National Municipals

•	Oppenheimer Municipal Fund

•	Oppenheimer Limited Term Municipal Fund

•	Oppenheimer Portfolio Series

•	Active Allocation Fund

•	Conservative Investor Fund

•	Equity Investor Fund

•	Moderate Investor Fund

•	Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

•	Oppenheimer Principal Protected Trust III®

•	Oppenheimer Principal Protected Main Street Fund III®

•	Oppenheimer Quest For Value Funds

•	Oppenheimer Global Allocation Fund

•	Oppenheimer Quest Opportunity Value Fund

•	Oppenheimer Small- & Mid-Cap Value Fund

•	Oppenheimer International Value Fund

•	Oppenheimer Real Estate Fund

•	Oppenheimer Rising Dividends Fund

•	Oppenheimer Rochester Arizona Municipal Fund

•	Oppenheimer Rochester Intermediate Term Municipal Fund

•	Oppenheimer Rochester Maryland Municipal Fund

•	Oppenheimer Rochester Massachusetts Municipal Fund

•	Oppenheimer Rochester Michigan Municipal Fund

•	Oppenheimer Rochester Minnesota Municipal Fund

•	Oppenheimer Rochester North Carolina Municipal Fund

•	Oppenheimer Rochester Ohio Municipal Fund

•	Oppenheimer Rochester Short Term Municipal Fund

•	Oppenheimer Rochester Virginia Municipal Fund

•	Oppenheimer Select Value Fund

•	Oppenheimer Senior Floating Rate Fund

•	Oppenheimer Series Fund, Inc.

•	Oppenheimer Value Fund

•	Oppenheimer Short Duration Fund

•	Oppenheimer Small- & Mid-Cap Growth Fund

•	Oppenheimer U.S. Government Trust

•	Oppenheimer Variable Account Funds

•	Oppenheimer Balanced Fund/VA

•	Oppenheimer Capital Appreciation Fund/VA

•	Oppenheimer Core Bond Fund/VA

•	Oppenheimer Global Securities Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer High Income Fund/VA

•	Oppenheimer Main Street Fund/VA

•	Oppenheimer Main Street Small- & Mid-Cap Fund/VA

•	Oppenheimer Money Fund/VA

•	Oppenheimer Small- & Mid-Cap Growth Fund/VA

•	Oppenheimer Value Fund/VA

•	Panorama Series Fund, Inc.

•	Growth Portfolio

•	Oppenheimer International Growth Fund/VA

•	Total Return Portfolio

•	Rochester Fund Municipals

•	Rochester Portfolio Series

•	Limited Term New York Municipal Fund

•	Tennenbaum Opportunities Fund V, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Opportunities Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Partners, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Tennenbaum Opportunities Partners V, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

Item 27. Number of Contract Owners

As of September 7, 2012, the number of contract owners was 18,717.

Item 28. Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

“Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 29. Principal Underwriters

(a) MML Distributors, LLC (“MML Distributors”) and MML Investors Services, LLC (“MMLIS”), subsidiaries of Massachusetts Mutual Life Insurance Company, act as principal underwriters for contracts/policies that utilize registered separate accounts of Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company. MMLIS serves as principal underwriter of the contracts/policies sold by its registered representatives, and MML Distributors serves as principal underwriter of the contracts/policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MML Distributors and MMLIS either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select-Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

(b) MML Distributors, LLC and MML Investors Services, LLC are the principal underwriters for the contracts. The following people are officers and member representatives of MML Distributors, LLC and officers and directors of MML Investors Services, LLC.

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Elaine A. Sarsynski	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

Nathan Hall	Chief Financial Officer and Treasurer	1295 State Street Springfield, MA 01111-0001

Michael Fanning	Member Representative	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Barbara Upton	Assistant Vice President Chief Compliance Officer	1295 State Street Springfield, MA 01111-0001

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Vice President	1295 State Street Springfield, MA 01111-0001

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	100 Bright Meadow Blvd. Enfield, CT 06082

Domenic Luppino	Chief Technology Officer	1295 State Street Springfield, MA 01111-0001

H. Bradford Hoffman	Chief Risk Officer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Vice President Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Melissa Millan	USIG Product/Sales Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Charles Dana Tatro	Variable Annuity Supervisor and Variable Annuity Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Craig Waddington Douglas Endorf	Variable Life Product Distribution Officer Executive Benefits Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082 100 Bright Meadow Blvd. Enfield, CT 06082

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Michele White	Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Richard Zayicek	National Sales Supervisor Vice President	200 Cape Cod Way Moorseville, NC 28117

Mario Morton	Registration Manager	1295 State Street Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Michael Fannning	Chairman of the Board & Chief Executive Officer	*

John Vaccaro	President, Agency Field Force Supervisor, Board Member	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer, and Registered Options Principal	*

Nathan Hall	Chief Financial Officer Treasurer and Assistant Vice President	*

Domenic Luppino	Chief Technology Officer	*

Christine Frederick	Chief Compliance Officer	*

Susan Scanlon	Deputy Chief Compliance Officer	*

James Puhala	Deputy Chief Compliance Officer	*

Mark Viviano	Co-Chief Operations Officer, Assistant Vice President, and CRIA Operations Supervisor	*

Mark Larose	Co-Chief Operations Officer and Assistant Vice President, Registration Manager, Call Center Supervisor	*

Kenneth M. Rickson	Field Risk Officer	*

Elaine Sarsynski	RS Supervisor	*

Robert S. Rosenthal	Chief Legal Officer, Vice President, Associate General Counsel and Secretary	*

Douglas Russell	Vice President	*

Wendy Benson	Assistant Vice President, Chief Privacy Officer, Business Strategy Officer	*

Matthew Verdi	Assistant Vice President and Due Diligence Supervisor	*

Mary S. Block	Vice President and Assistant Secretary	*

Edward K. Duch, III	Assistant Secretary	*

Jennifer L. Dupuis-Krause	Assistant Secretary	*

Christine Peaslee	Assistant Secretary	*

Bruce C. Frisbie	Assistant Treasurer	**

Kevin LaComb	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	**

Kathy Rogers	Continuing Education Officer	*

Thomas H. Jurkowski	Agency Vice President	*

Edward Youmell	Agency Vice President	*

John McCloskey	Agency Vice President	*

Joseph Sparacio	Agency Vice President	9830 E. Granite Peak Trail Scottsdale, AZ 85262

Michael St. Clair	Agency Vice President	*

Richard Zayicek	National Sales Supervisor	200 Cape Cod Way Mooresville, NC 28117

Richard Bourgeois	Vice President	*

Francine Reipold	Vice President	*

John Rogan	Vice President	*

Jeffrey Sajdak	Vice President	*

Anthony Frogameni	Assistant Vice President	*

Elaine Gruet	Assistant Vice President and Sales and Product Supervisor	*

Michael Rollings	Board Member	*

Melissa Millan	Variable Life Supervisor	**

Craig Waddington	Variable Life Product Distribution Officer	**

Charles Dana Tatro	Variable Annuity Product Distribution Officer Variable Annuity Supervisor	**

Michele White	Insurance Operations Supervisor	**

Douglas Endorf	Executive Benefits Supervisor Executive Benefits Product Distribution Officer	**

Elizabeth Ward Chicares	Board Member	*

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)	For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 100 Bright Meadow Boulevard, Enfield, CT 06082 and 1295 State Street, Springfield, MA 01111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 17 to Registration Statement No. 333-109620 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on September 17, 2012.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4 (Registrant) MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL*	Director and Chief Executive Officer (principal executive officer)	September 17, 2012
Roger W. Crandall

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (principal financial officer)	September 17, 2012

GREGORY DEAVENS* Gregory Deavens	Controller (principal accounting officer)	September 17, 2012

THOMAS C. BARRY* Thomas C. Barry	Director	September 17, 2012

CRISTÓBAL I. CONDE* Cristóbal I. Conde	Director	September 17, 2012

KATHLEEN A. CORBET* Kathleen A. Corbet	Director	September 17, 2012

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	September 17, 2012

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	September 17, 2012

ROBERT ESSNER* Robert Essner	Director	September 17, 2012

ROBERT M. FUREK* Robert M. Furek	Director	September 17, 2012

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	September 17, 2012

CATHY E. MINEHAN*	Director	September 17, 2012
Cathy E. Minehan

MARC RACICOT* Marc Racicot	Director	September 17, 2012

WILLIAM T. SPITZ* William T. Spitz	Director	September 17, 2012

H. TODD STITZER* H. Todd Stitzer	Director	September 17, 2012

/S/ JOHN E. DEITELBAUM		September 17, 2012
John E. Deitelbaum
*As Attorney-in-Fact Pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit 4	Guaranteed Minimum Income Benefit Rider Endorsements

Exhibit 10(i)	Consent of Independent Registered Public Accounting Firm, KPMG LLP